UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09243
The Gabelli Utility Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Utility Trust Third Quarter Report September 30, 2010	Mario J. Gabelli, CFA
To Our Shareholders,
          During the third quarter of 2010, The Gabelli Utility Trust’s (the “Fund”) total return was 16.2% on a net asset value (“NAV”) basis compared with the Standard & Poor’s (“S&P”) 500 Utilities Index and the Lipper Utility Fund Average of 12.4% and 12.3%, respectively. The total return for the Fund’s publicly traded shares was (18.2%) during the third quarter of 2010.
          Enclosed is the investment portfolio as of September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

							Since
		Year to					Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	(07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	16.18%	9.70%	18.01%	(1.68)%	3.88%	6.45%	7.37%
Investment Total Return (c)	(18.22)	(24.58)	(6.19)	(3.00)	0.35	6.28	7.28
S&P 500 Index	11.30	3.91	10.18	(7.15)	0.64	(0.43)	0.01
S&P 500 Utilities Index	12.35	4.32	11.90	(3.75)	2.51	1.07	3.70
Lipper Utility Fund Average	12.34	3.32	9.33	(5.90)	2.74	1.89	3.80

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.1%
	ENERGY AND UTILITIES — 85.3%
	Energy and Utilities: Alternative Energy — 0.2%
10,000	Ormat Industries Ltd.	$82,638
11,000	Ormat Technologies Inc.	320,870
8,100	Renegy Holdings Inc.†	3,078

		406,586

	Energy and Utilities: Electric Integrated — 48.8%
185,200	Allegheny Energy Inc.	4,541,104
23,000	ALLETE Inc.	837,890
75,000	Alliant Energy Corp.	2,726,250
17,000	Ameren Corp.	482,800
78,000	American Electric Power Co. Inc.	2,825,940
10,000	Avista Corp.	208,800
50,000	Black Hills Corp.	1,560,000
26,000	Central Vermont Public Service Corp.	524,420
27,000	Cleco Corp.	799,740
125,000	CMS Energy Corp.	2,252,500
150,000	Constellation Energy Group Inc.	4,836,000
30,000	Dominion Resources Inc.	1,309,800
125,000	DPL Inc.	3,266,250
23,000	DTE Energy Co.	1,056,390
125,000	Duke Energy Corp.	2,213,750
86,000	Edison International	2,957,540
175,000	El Paso Electric Co.†	4,161,500
1,000	Emera Inc.	28,759
3,000	Entergy Corp.	229,590
40,000	FirstEnergy Corp.	1,541,600
200,000	Great Plains Energy Inc.	3,780,000
55,000	Hawaiian Electric Industries Inc.	1,239,700
92,000	Integrys Energy Group Inc.	4,789,520
60,000	Maine & Maritimes Corp.	2,694,000
64,000	MGE Energy Inc.	2,533,760
95,000	NextEra Energy Inc.	5,167,050
48,000	NiSource Inc.	835,200
109,000	NorthWestern Corp.	3,106,500
35,000	NV Energy Inc.	460,250
100,000	OGE Energy Corp.	3,987,000
22,400	Otter Tail Corp.	456,736
48,000	PG&E Corp.	2,180,160
100,000	PNM Resources Inc.	1,139,000
95,000	Progress Energy Inc.	4,219,900
40,000	Progress Energy Inc., CVO†	6,000
38,000	Public Service Enterprise Group Inc.	1,257,040
60,500	SCANA Corp.	2,439,360
104,000	TECO Energy Inc.	1,801,280
25,000	The Empire District Electric Co.	503,750
150,000	UniSource Energy Corp.	5,014,500
18,000	Unitil Corp.	395,100
47,000	Vectren Corp.	1,215,890
260,000	Westar Energy Inc.	6,299,800
90,000	Wisconsin Energy Corp.	5,202,000
182,000	Xcel Energy Inc.	4,180,540

		103,264,659

	Energy and Utilities: Electric Transmission and Distribution — 8.3%
243	Brookfield Infrastructure Partners LP	4,714
50,000	CH Energy Group Inc.	2,208,000
56,000	Consolidated Edison Inc.	2,700,320
135,000	Northeast Utilities	3,991,950
186,000	NSTAR	7,319,100
22,500	Pepco Holdings Inc.	418,500
36,666	UIL Holdings Corp.	1,032,515

		17,675,099

	Energy and Utilities: Global Utilities — 3.7%
1,500	Areva SA	630,027
8,000	Chubu Electric Power Co. Inc.	197,700
40,000	Electric Power Development Co. Ltd.	1,202,683
44,000	Endesa SA	1,177,768
300,000	Enel SpA	1,599,095
300,000	Hera SpA	572,157
8,000	Hokkaido Electric Power Co. Inc.	159,272
8,000	Hokuriku Electric Power Co.	182,655
3,500	Huaneng Power International Inc., ADR	86,660
35,000	Korea Electric Power Corp., ADR†	452,550
8,000	Kyushu Electric Power Co. Inc.	182,655
2,000	Niko Resources Ltd.	196,832
8,000	Shikoku Electric Power Co. Inc.	229,516
8,000	The Chugoku Electric Power Co. Inc.	157,834
8,000	The Kansai Electric Power Co. Inc.	194,250
8,000	The Tokyo Electric Power Co. Inc.	195,113
15,000	Tohoku Electric Power Co. Inc.	331,696

		7,748,463

	Energy and Utilities: Merchant Energy — 1.8%
23,000	Dynegy Inc.†	112,010
8,130	Mirant Corp.†	80,975
300,000	Mirant Corp., Escrow† (a)	0
310,000	The AES Corp.†	3,518,500

		3,711,485

	Energy and Utilities: Natural Gas Integrated — 7.7%
180,000	El Paso Corp.	2,228,400
1,000	Energen Corp.	45,720
130,000	National Fuel Gas Co.	6,735,300
100,000	ONEOK Inc.	4,504,000
120,000	Southern Union Co.	2,887,200

		16,400,620

See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

Shares/ Units		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities — 8.3%
26,000	AGL Resources Inc.	$997,360
37,000	Atmos Energy Corp.	1,082,250
25,000	Chesapeake Utilities Corp.	905,500
11,000	CONSOL Energy Inc.	406,560
14,945	Corning Natural Gas Corp.	293,669
30,000	Delta Natural Gas Co. Inc.	922,500
11,445	GDF Suez	409,720
11,445	GDF Suez, Strips	16
90,000	Nicor Inc.	4,123,800
35,000	Piedmont Natural Gas Co. Inc.	1,015,000
6,000	RGC Resources Inc.	186,120
140,000	Southwest Gas Corp.	4,702,600
112,000	Spectra Energy Corp.	2,525,600

		17,570,695

	Energy and Utilities: Natural Resources — 1.3%
4,000	Anadarko Petroleum Corp.	228,200
34,000	Compania de Minas Buenaventura SA, ADR	1,536,120
10,000	Exxon Mobil Corp.	617,900
3,000	Peabody Energy Corp.	147,030
4,000	Royal Dutch Shell plc, Cl. A, ADR	241,200

		2,770,450

	Energy and Utilities: Services — 0.4%
36,000	ABB Ltd., ADR	760,320
2,400	Tenaris SA, ADR	92,208

		852,528

	Energy and Utilities: Water — 3.2%
14,000	American States Water Co.	500,920
28,000	American Water Works Co. Inc.	651,560
21,833	Aqua America Inc.	445,393
24,750	Artesian Resources Corp., Cl. A	471,983
20,000	California Water Service Group	739,000
7,500	Connecticut Water Service Inc.	179,625
51,333	Middlesex Water Co.	864,448
33,000	Pennichuck Corp.	759,330
80,000	SJW Corp.	1,970,400
9,000	The York Water Co.	144,270

		6,726,929

	Diversified Industrial — 1.2%
1,800	Alstom SA	91,823
1,000	Bouygues SA	42,922
6,000	Cooper Industries plc	293,580
125,000	General Electric Co.	2,031,250

		2,459,575

	Equipment and Supplies — 0.0%
50,000	Capstone Turbine Corp.†	38,605
2,000	Mueller Industries Inc.	52,980

		91,585

	Environmental Services — 0.0%
3,000	Suez Environnement Co. SA	55,416

	Independent Power Producers and Energy Traders — 0.4%
40,000	NRG Energy Inc.†	832,800

	TOTAL ENERGY AND UTILITIES	180,566,890

	COMMUNICATIONS — 11.1%
	Cable and Satellite — 3.8%
79,000	Cablevision Systems Corp., Cl. A	2,069,010
5,000	Cogeco Cable Inc.	177,422
20,000	Cogeco Inc.	612,304
30,000	DIRECTV, Cl. A†	1,248,900
55,000	DISH Network Corp., Cl. A	1,053,800
10,000	EchoStar Corp., Cl. A†	190,800
35,000	Liberty Global Inc., Cl. A†	1,078,350
20,000	Liberty Global Inc., Cl. C†	611,200
8,000	Rogers Communications Inc., Cl. B	299,440
12,000	Time Warner Cable Inc.	647,880

		7,989,106

	Communications Equipment — 0.5%
260,000	Furukawa Electric Co. Ltd.	977,959
2,000	QUALCOMM Inc.	90,240

		1,068,199

	Telecommunications — 4.4%
45,000	AT&T Inc.	1,287,000
2,000	Belgacom SA	77,991
4,350	Bell Aliant Regional Communications Income Fund	109,373
12,000	BT Group plc, ADR	263,040
210,000	Cincinnati Bell Inc.†	560,700
2,000	Comstar United Telesystems OJSC, GDR†	12,900
53,000	Deutsche Telekom AG, ADR	722,390
2,000	France Telecom SA, ADR	43,060
9,000	Frontier Communications Corp.	73,530
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	55
500	Mobistar SA	30,618
19,000	Nippon Telegraph & Telephone Corp.	829,600
11,800	Orascom Telecom Holding SAE, GDR†	51,224
15,000	Portugal Telecom SGPS SA	200,194
2,000	PT Indosat Tbk	1,232
500	Sistema JSFC, GDR (b)	13,500
1,200	Tele2 AB, Cl. B	25,192
27,000	Telekom Austria AG	406,358
40,000	Touch America Holdings Inc.† (a)	0
110,000	Verizon Communications Inc.	3,584,900
75,000	VimpelCom Ltd., ADR†	1,113,750
2,000	Windstream Corp.	24,580

		9,431,187

See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications — 2.4%
600	America Movil SAB de CV, Cl. L, ADR	$31,998
2,000	China Mobile Ltd., ADR	102,260
2,000	China Unicom Hong Kong Ltd., ADR	29,120
171	M1 Ltd.	285
13,000	Millicom International Cellular SA	1,247,350
11,250	Mobile TeleSystems OJSC, ADR	238,838
1,000	NTT DoCoMo Inc.	1,665,069
600	SK Telecom Co. Ltd., ADR	10,482
200	SmarTone Telecommunications Holdings Ltd.	262
22,000	Turkcell Iletisim Hizmetleri A/S, ADR	368,720
29,000	United States Cellular Corp.†	1,333,130

		5,027,514

	TOTAL COMMUNICATIONS	23,516,006

	OTHER — 1.7%
	Aerospace — 0.3%
75,000	Rolls-Royce Group plc†	711,026

	Agriculture — 0.0%
3,000	Cadiz Inc.†	30,780

	Entertainment — 1.0%
75,000	Vivendi	2,049,990

	Investment Companies — 0.0%
3,000	Kinnevik Investment AB, Cl. B	63,513

	Publishing — 0.0%
8,000	Idearc Inc.† (a)	26

	Real Estate — 0.1%
6,075	Brookfield Asset Management Inc., Cl. A	172,348

	Transportation — 0.3%
20,000	GATX Corp.	586,400

	TOTAL OTHER	3,614,083

	TOTAL COMMON STOCKS	207,696,979

	CONVERTIBLE PREFERRED STOCKS — 1.1%
	ENERGY AND UTILITIES — 1.1%
	Energy and Utilities: Natural Gas Integrated — 1.1%
2,000	El Paso Corp., 4.990% Cv. Pfd. (c)	2,278,500

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.0%
	Energy and Utilities: Merchant Energy — 0.0%
26,107	Mirant Corp., Ser. A, expire 01/03/11†	394

	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
16,000	Bharti Airtel Ltd., expire 09/19/13† (c)	130,399

	TOTAL WARRANTS	130,793

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Environmental Services — 0.0%
$100,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	112,875

	U.S. GOVERNMENT OBLIGATIONS — 0.7%
1,480,000	U.S. Treasury Bill, 0.174%††, 11/26/10	1,479,677

TOTAL INVESTMENTS — 100.0% (Cost $184,342,634)		$211,698,824

	Aggregate tax cost	$185,674,952

	Gross unrealized appreciation	$36,756,340
	Gross unrealized depreciation	(10,732,468)

	Net unrealized appreciation/depreciation	$26,023,872

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of fair valued securities amounted to $26 or 0.00% of total investments.

(b)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2010, the market value of the Regulation S security amounted to $13,500 or 0.01% of total investments, which was valued under methods approved by Board of Trustees as follows:

				09/30/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
500	Sistema JSFC, GDR	10/10/07	$17,384	$27.0000

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of Rule 144A securities amounted to $2,408,899 or 1.14% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST (the “Fund”)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Electric Integrated	$103,258,659	$6,000	—	$103,264,659
Energy and Utilities: Merchant Energy	3,711,485	—	$0	3,711,485
Other Industries (a)	73,590,746	—	—	73,590,746
COMMUNICATIONS
Telecommunications	9,321,814	109,373	0	9,431,187
Other Industries (a)	14,084,819	—	—	14,084,819
OTHER
Publishing	—	—	26	26
Other Industries (a)	3,614,057	—	—	3,614,057

Total Common Stocks	207,581,580	115,373	26	207,696,979

Convertible Preferred Stocks (a)	2,278,500	—	—	2,278,500

Warrants:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	394	—	—	394
COMMUNICATIONS
Wireless Communications	—	130,399	—	130,399

Total Warrants	394	130,399	—	130,793

Convertible Corporate Bonds	—	112,875	—	112,875
U.S. Government Obligations	—	1,479,677	—	1,479,677

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$209,860,474	$1,838,324	$26	$211,698,824

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
EQUITY CONTRACT:
Contract for Difference Swap Agreement	$—	$8,463	$—	$8,463

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	9/30/10	at 9/30/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$0	$—	$—	$—	$—	$—	$—	$0	$—
COMMUNICATIONS
Telecommunications	0	—	—	—	—	—	—	0	—
OTHER
Publishing	—	—	—	—	—	26	—	26	—

Total Common Stocks	0	—	—	—	—	26	—	26	—

TOTAL INVESTMENTS IN SECURITIES	$0	$—	$—	$—	$—	$26	$—	$26	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities market. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the Series B Auction Market Cumulative Preferred Shares (“Series B Shares”). In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The Fund held an interest rate swap agreement through June 2, 2010, with an average monthly notional amount while it was outstanding of approximately $25,000,000. At September 30, 2010, there were no open interest rate swap agreements.
     The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$228,230 (25,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/27/11	$8,463
     The Fund’s volume of activity in equity contract for difference swap agreements during the period ended September 30, 2010 had an average monthly notional amount of approximately $217,179.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended September 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table summarizes the net unrealized appreciation of derivatives held at September 30, 2010 by primary risk exposure:

Net Unrealized
Appreciation at
Asset Derivatives:	September 30, 2010

Equity Contract	$8,463
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
     At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $890,826 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

TRUSTEES AND OFFICERS
THE GABELLI UTILITY TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer, GAMCO Investors, Inc.
Dr. Thomas E. Bratter
President & Founder, John Dewey Academy
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director & Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Vincent D. Enright
Former Senior Vice President & Chief Financial Officer, KeySpan Corp.
Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer, American Gaming Association
John D. Gabelli
Senior Vice President, Gabelli & Company, Inc.
Robert J. Morrissey
Attorney-at-Law,
Morrissey, Hawkins & Lynch
Anthony R. Pustorino
Certified Public Accountant, Professor Emeritus, Pace University
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President

Peter D. Goldstein
Chief Compliance Officer

Agnes Mullady
Treasurer & Secretary

David I. Schachter
Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

		5.625%
	Common	Preferred
NYSE—Symbol:	GUT	GUT PrA
Shares Outstanding:	31,296,413	1,153,288
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI UTILITY TRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com Third Quarter Report September 30, 2010 GUT Q3/2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.